Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Details) - Statements of Cash Flows, Parent Company - USD ($)		12 Months Ended
	Nov. 17, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net Income		$ 8,372,697	$ 7,531,625	$ 4,629,045
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Change in Interest Payable		32,253	(1,099,756)	385,285
		14,067,287	14,766,575	18,870,455
Cash Flows from Investing Activities
Purchases of Premises and Equipment		(3,189,969)	(1,681,115)	(1,489,579)
Cash Flows from Financing Activities
Dividends Paid on Preferred Stock	$ (5,492,749)	(2,487,274)	(5,492,749)
Redemption of Preferred Stock		(9,979,000)
		19,784,488	(13,718,755)	12,844,589
Increase (Decrease) in Cash		(22,348,286)	(1,581,733)	(3,059,168)
Cash and Cash Equivalents, Beginning		44,604,932	46,186,665	49,245,833
Cash and Cash Equivalents, Ending		22,256,646	44,604,932	46,186,665
Parent Company [Member]
Cash Flows from Operating Activities
Net Income		8,372,697	7,531,625	4,629,045
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Depreciation and Amortization		73,999	75,347	80,711
Equity in Undistributed Earnings of Subsidiary		800,116	3,722,970	(3,838,870)
Change in Interest Payable		23,072	(1,069,695)	516,641
Other		1,555,482	(437,115)	(390,962)
		10,825,366	9,823,132	996,565
Cash Flows from Investing Activities
Purchases of Premises and Equipment		(8,884)	(2,020)	(68,708)
Cash Flows from Financing Activities
Dividends Paid on Preferred Stock		(2,487,274)	(5,492,749)
Redemption of Preferred Stock		(9,979,000)
		(12,466,274)	(5,492,749)
Increase (Decrease) in Cash		(1,649,792)	4,328,363	927,857
Cash and Cash Equivalents, Beginning		5,750,652	1,422,289	494,432
Cash and Cash Equivalents, Ending		$ 4,100,860	$ 5,750,652	$ 1,422,289